Note 2 - Summary of Significant Accounting Policies (Details Textual)		3 Months Ended		6 Months Ended		9 Months Ended
	Jan. 17, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Gain (Loss) on Sale of Derivatives		$ 0	$ 0	$ 1,158,197	$ (0)	$ 1,158,197	$ 0
Reclassification of Exchanged Notes Included in Notes Payable to Unsecured Convertible Notes		$ 699,781		$ 699,781		699,781
Extinguishment of Derivative Liabilities for Warrants [Member]
Stockholders' Equity, Period Increase (Decrease)						$ 49,278
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	200